Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial Instruments and Risk Management

22.	Financial Instruments and Risk Management

The Company is exposed, through its operations, to the following financial risks:

a)	Market risk
b)	Credit risk
c)	Liquidity risk

The Company is exposed to risks that arise from its use of financial instruments. This note describes the Company’s objectives, policies, and processes for managing those risks and the methods used to measure them. Further quantitative information in respect of these risks is presented throughout these consolidated financial statements.

There have been no substantive changes in the Company’s exposure to financial instrument risks, its objectives, polices and processes for managing those risks or the methods used to measure them from previous reported periods unless otherwise stated in the note. The overall objective of management is to set policies that seek to reduce risk as far as possible without unduly affecting the Company’s competitiveness and flexibility. Further details regarding these policies are set out below.

a)	Market risk

Market risk is the risk of loss that may arise from changes in market factors such as foreign currency exchange, interest rates and equity price risk.

Foreign currency risk:

Foreign currency risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currency. The Company and its subsidiaries are exposed to currency risk as it has transactions denominated in currencies that are different from their functional currencies. The Company does not hedge its exposure to fluctuations in foreign exchange rates.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)

22.	Financial Instruments and Risk Management (continued)

As at December 31, 2025 and 2024, significant foreign exchange currency exposure on its financial instruments, expressed in USD was as follows:

	2025	2024
Cash and cash equivalents	396,859	$152,087
Accounts receivable	21,558	$63,120
Accounts payable	(5,211,836)	$(12,812,027)
Loans payable	(3,461,250)	$(4,176,234)
Lease liability	-	$(45,353)
Total	(8,254,669)	$(16,818,407)

If the CAD strengthened or weakened against the USD by 10% the exchange rate fluctuation would impact net loss by $378,008, at December 31, 2025. If the Turkish Lira strengthened or weakened against the USD by 10% the exchange rate fluctuation would impact net loss by $447,459, at December 31, 2025.

Interest rate risk:

Interest rate risk is the risk that future cash flows will fluctuate because of changes in market interest rates. The interest earned on cash is insignificant and the Company does not rely on interest income to fund its operations. The Company is exposed to interest rate risk through the variable interest debt facility it holds through its subsidiary PPE Turkey. A sustained increase or decrease in the variable interest rate by 5% would result in an increase or decrease in net loss and comprehensive loss of approximately $58,212 per year based on the principal balance outstanding as at December 31,2025.

Other price risk:

Other price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The Company does not hold equity investments in other entities and therefore is not exposed to a significant risk.

b)	Credit risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations.

The Company is subject to credit risk on its cash and cash equivalents and amounts receivable which consists primarily of trade receivables and notes and amounts receivable for equity issued. The Company limits its exposure to credit loss on cash and cash equivalents by placing its cash with high-quality financial institutions.

The Company only has two customers. The Company mitigates credit risk by evaluating the creditworthiness of customers prior to conducting business with them and monitoring its exposure for credit losses with existing customers. One of the customers is the largest oil refinery in Turkey. The other customer provides letters of credit to be used by the Company in the event of default. As at December 31, 2024, all of the Company’s trade receivables are current (< 30 days outstanding).

The Company’s maximum credit exposure is $1,147,456 (December 31, 2024 - $2,051,297 and December 31, 2023 - $2,848,457).

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)

22.	Financial Instruments and Risk Management (continued)

c)	Liquidity risk

Liquidity risk arises from the Company’s general and capital financing needs. The Company continuously monitors and reviews both actual and forecasted cash flows, and also matches the maturity profile of financial assets and liabilities, when feasible. The Company anticipates increases in revenue in future periods resulting from the completion of an additional well subsequent to the period end. Historically, the Company’s sources of funding has been through equity and debt financings. The Company’s access to financing is uncertain. There can be no assurance of continued access to significant debt or equity funding.

The table below summarizes the maturity profile of the Company’s contractual cashflows.

As at December 31, 2025	Less than 1 year	1 – 2 years	Later than 2 years	Total
Accounts payable and accrued liabilities	$18,792,482	$-	$-	$18,792,482
Loans payable	4,972,059	-	-	4,972,059
Convertible debt	11,823,815	-	-	11,823,815
Total liabilities	$35,588,356	$-	$-	$35,588,356

As at December 31, 2024	Less than 1 year	1 – 2 years	Later than 2 years	Total
Accounts payable and accrued liabilities	$14,807,865	$-	$-	$14,807,865
Loans payable	5,361,978	-	-	5,361,978
Lease liability	25,200	50,400	-	75,600
Convertible debt	11,061,497	-	-	11,061,497
Total liabilities	$31,256,540	$50,400	$-	$31,306,940

As at December 31, 2023	Less than 1 year	1 – 2 years		Later than 2 years	Total
Accounts payable and accrued liabilities	$14,065,019	$		$-	$14,065,019
Loans payable	3,464,450		-	-	3,464,450
Lease liability	58,919		116,651	60,921	236,491
RSU obligation	18,398		-	-	18,398
Convertible debt	1,361,525		11,988,362	-	13,349,887
Total liabilities	$18,968,311		$12,105,013	$60,921	$31,134,245

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)